Cover	Aug. 13, 2026
Cover [Abstract]
Written Communications	false
Pre-commencement Tender Offer	false
Soliciting Material	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Local Phone Number	750-606
City Area Code	212
Entity Address, Postal Zip Code	10166
Securities Act File Number	814-01412
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	200 Park Avenue
Entity Address, Address Line Two	25th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Document Period End Date	Aug. 13, 2026
Entity Registrant Name	Golub Capital Direct Lending Corporation
Amendment Flag	false
Entity Central Index Key	0001868878
Document Type	8-K
Entity Tax Identification Number	87-1489837
Entity Ex Transition Period	true